Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Jan. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	Fiscal Year Ended January 31, 2015
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$114,960	$120,125	$119,001	$131,565	$485,651
Net sales	114,167	119,336	118,076	130,650	482,229
Cost of sales	86,714	90,010	89,247	99,115	365,086
Income from continuing operations	3,711	4,089	3,826	5,188	16,814
Consolidated net income	3,726	4,359	3,826	5,188	17,099
Consolidated net income attributable to Walmart	3,593	4,093	3,711	4,966	16,363

Basic net income per common share(1):
Basic income per common share from continuing operations attributable to Walmart	1.10	1.22	1.15	1.54	5.01
Basic income (loss) per common share from discontinued operations attributable to Walmart	0.01	0.05	—	—	0.06
Basic net income per common share attributable to Walmart	1.11	1.27	1.15	1.54	5.07

Diluted net income per common share(1):
Diluted income per common share from continuing operations attributable to Walmart	1.10	1.21	1.15	1.53	4.99
Diluted income (loss) per common share from discontinued operations attributable to Walmart	0.01	0.05	—	—	0.06
Diluted net income per common share attributable to Walmart	1.11	1.26	1.15	1.53	5.05

	Fiscal Year Ended January 31, 2014
	Q1	Q2	Q3	Q4	Total
Total revenues	$114,071	$116,829	$115,688	$129,706	$476,294
Net sales	113,313	116,101	114,876	128,786	473,076
Cost of sales	85,991	87,420	86,687	97,971	358,069
Income from continuing operations	3,932	4,205	3,870	4,544	16,551
Consolidated net income	3,944	4,216	3,885	4,650	16,695
Consolidated net income attributable to Walmart	3,784	4,069	3,738	4,431	16,022

Basic net income per common share(1):
Basic income per common share from continuing operations attributable to Walmart	1.14	1.24	1.14	1.35	4.87
Basic income (loss) per common share from discontinued operations attributable to Walmart	0.01	—	0.01	0.02	0.03
Basic net income per common share attributable to Walmart	1.15	1.24	1.15	1.37	4.90

Diluted net income per common share(1):
Diluted income per common share from continuing operations attributable to Walmart	1.14	1.23	1.14	1.34	4.85
Diluted income (loss) per common share from discontinued operations attributable to Walmart	—	0.01	—	0.02	0.03
Diluted net income per common share attributable to Walmart	1.14	1.24	1.14	1.36	4.88

(1)	The sum of quarterly income per common share attributable to Walmart data may not agree to annual amounts due to rounding.